Consolidated Balance Sheets (Parenthetical)	Apr. 04, 2012	Mar. 03, 2012	Feb. 26, 2011
Consolidated Balance Sheets [Abstract]
Capital stock, shares issued	524,000,000	524,159,844	523,868,644
Treasury stock		8,711,010	2,752,890